Supplement to the
Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Small Cap Fund, Fidelity® International Small Cap Opportunities Fund, Fidelity® International Value Fund, Fidelity® Japan Fund, Fidelity® Latin America Fund, Fidelity® Total Emerging Markets Fund, Fidelity® Total International Equity Fund and Fidelity® Worldwide Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2020
STATEMENT OF  ADDITIONAL INFORMATION

Jane Wu no longer serves as a co-manager of Fidelity® Total Emerging Markets Fund and Fidelity® Emerging Markets Discovery Fund.

It is expected that Mr. Lieu will transition off of Fidelity® China Region Fund effective on or about July 1, 2021. At that time, Ms. Sun will assume co-manager responsibilities for Mr. Lieu’s portion of the fund’s assets.

The following information replaces similar information found in the “Management Contracts” section.

Currently, FMR UK has day-to-day responsibility for choosing investments for Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Europe Fund, and Fidelity® International Discovery Fund and certain types of investments for Fidelity® Total Emerging Markets Fund and Fidelity® Worldwide Fund. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® China Region Fund, and certain types of investments for Fidelity® Emerging Markets Discovery Fund and Fidelity® Total Emerging Markets Fund. Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity® International Small Cap Fund and Fidelity® Japan Fund, and certain types of investments for Fidelity® Total Emerging Markets Fund.

The following information supplements information found in the “Management Contracts” section.

Steven Kaye is co-manager of Fidelity® Total Emerging Markets Fund and receives compensation for those services. As of February 28, 2021, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Total Emerging Markets Fund is based on the fund’s pre-tax investment performance measured against a composite index, the components of which are 60% MSCI Emerging Markets Index (net MA tax) and 40% J.P. Morgan Emerging Markets Bond Index Global. Another component of the portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets the portfolio manager manages measured against the MSCI Emerging Markets Health Care Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Kaye as of February 28, 2021:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,070	$293	$126
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Kaye ($21 (in millions) assets managed).

As of February 28, 2021, the dollar range of shares of Fidelity® Total Emerging Markets Fund beneficially owned by Mr. Kaye was none.

Peifang Sun is a research analyst and co-manager of Fidelity® China Region Fund and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. Priyanshu Bakshi is a research analyst and co-manager of Fidelity® Total Emerging Markets Fund and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. Takamitsu Nishikawa is a research analyst and co-manager of Fidelity® Total Emerging Markets Fund and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of February 28, 2021, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Ms. Sun’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to the portfolio manager’s performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, (ii) the investment performance of other FMR equity funds and accounts, and (iii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of Ms. Sun’s bonus that is linked to the investment performance of Fidelity® China Region Fund is based on the fund’s pre-tax investment performance measured against the MSCI Golden Dragon Index (net MA tax).

Mr. Bakshi’s and Mr. Nishikawa’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager’s bonus relates to the portfolio manager’s performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging market funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account and within a defined peer group assigned to each fund or account, if applicable, (ii) the investment performance of other FMR equity funds and accounts, and (iii) the pre-tax investment performance of the portfolio manager’s recommendations measured against a benchmark index corresponding to the portfolio manager’s assignment universe and against a broadly diversified emerging markets index. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of Mr. Bakshi’s and Mr. Nishikawa’s bonus that is linked to the investment performance of Fidelity® Total Emerging Markets Fund is based on the fund’s pre-tax investment performance measured against a composite index, the components of which are 60% MSCI Emerging Markets Index (net MA tax) and 40% J.P. Morgan Emerging Markets Bond Index Global. Another component of Mr. Bakshi’s bonus is based on the pre-tax investment performance of the portion of Fidelity® Total Emerging Markets Fund’s assets the portfolio manager manages measured against the MSCI Emerging Markets Information Technology Index. Another component of Mr. Nishikawa’s bonus is based on the pre-tax investment performance of the portion of Fidelity® Total Emerging Markets Fund’s assets the portfolio manager manages measured against the MSCI Emerging Markets Health Care Index.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay and bonus opportunity tend to increase with a portfolio manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that a portfolio manager’s responsibilities as a portfolio manager of the fund may not be entirely consistent with the portfolio manager’s responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Ms. Sun as of February 28, 2021:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,577	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® China Region Fund ($2,577 (in millions) assets managed).

As of February 28, 2021, the dollar range of shares of Fidelity® China Region Fund beneficially owned by Ms. Sun was none.

The following table provides information relating to other accounts managed by Mr. Bakshi as of February 28, 2021:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,204	$1,503	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Bakshi ($102 (in millions) assets managed).

As of February 28, 2021, the dollar range of shares of Fidelity® Total Emerging Markets Fund beneficially owned by Mr. Bakshi was none.

The following table provides information relating to other accounts managed by Mr. Nishikawa as of February 28, 2021:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,465	$293	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Nishikawa ($21 (in millions) assets managed).

As of February 28, 2021, the dollar range of shares of Fidelity® Total Emerging Markets Fund beneficially owned by Mr. Nishikawa was none.

ACOM10AB-21-011.893757.131	April 9, 2021

Supplement to the
Fidelity® Emerging Asia Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Emerging Markets Fund, Fidelity® Latin America Fund and Fidelity® Total Emerging Markets Fund
December 30, 2020
STATEMENT OF  ADDITIONAL INFORMATION

Jane Wu no longer serves as a co-manager of Fidelity® Emerging Markets Discovery Fund and Fidelity® Total Emerging Markets Fund.

The following information replaces similar information found in the “Management Contracts” section.

Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® Emerging Asia Fund and certain types of investments for Fidelity® Emerging Markets Discovery Fund and Fidelity® Total Emerging Markets Fund. Currently, FMR Japan has day-to-day responsibility for choosing certain types of investments for Fidelity® Total Emerging Markets Fund. Currently, FMR UK has day-to-day responsibility for choosing investments for Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund and certain types of investments for Fidelity® Total Emerging Markets Fund.

The following information supplements information found in the “Management Contracts” section.

Steven Kaye is co-manager of Fidelity® Total Emerging Markets Fund and receives compensation for those services. As of February 28, 2021, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Total Emerging Markets Fund is based on the fund’s pre-tax investment performance measured against a composite index, the components of which are 60% MSCI Emerging Markets Index (net MA tax) and 40% J.P. Morgan Emerging Markets Bond Index Global. Another component of the portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets the portfolio manager manages measured against the MSCI Emerging Markets Health Care Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Kaye as of February 28, 2021:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,070	$293	$126
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Kaye ($21 (in millions) assets managed).

As of February 28, 2021, the dollar range of shares of Fidelity® Total Emerging Markets Fund beneficially owned by Mr. Kaye was none.

Priyanshu Bakshi is a research analyst and co-manager of Fidelity® Total Emerging Markets Fund and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. Takamitsu Nishikawa is a research analyst and co-manager of Fidelity® Total Emerging Markets Fund and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of February 28, 2021, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager’s bonus relates to the portfolio manager’s performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging market funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account and within a defined peer group assigned to each fund or account, if applicable, (ii) the investment performance of other FMR equity funds and accounts, and (iii) the pre-tax investment performance of the portfolio manager’s recommendations measured against a benchmark index corresponding to the portfolio manager’s assignment universe and against a broadly diversified emerging markets index. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of each portfolio manager’s bonus that is linked to the investment performance of Fidelity® Total Emerging Markets Fund is based on the fund’s pre-tax investment performance measured against a composite index, the components of which are 60% MSCI Emerging Markets Index (net MA tax) and 40% J.P. Morgan Emerging Markets Bond Index Global. Another component of Mr. Bakshi’s bonus is based on the pre-tax investment performance of the portion of Fidelity® Total Emerging Markets Fund’s assets the portfolio manager manages measured against the MSCI Emerging Markets Information Technology Index. Another component of Mr. Nishikawa’s bonus is based on the pre-tax investment performance of the portion of Fidelity® Total Emerging Markets Fund’s assets the portfolio manager manages measured against the MSCI Emerging Markets Health Care Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay and bonus opportunity tend to increase with a portfolio manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that a portfolio manager’s responsibilities as a portfolio manager of the fund may not be entirely consistent with the portfolio manager’s responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Bakshi as of February 28, 2021:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,204	$1,503	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Bakshi ($102 (in millions) assets managed).

As of February 28, 2021, the dollar range of shares of Fidelity® Total Emerging Markets Fund beneficially owned by Mr. Bakshi was none.

The following table provides information relating to other accounts managed by Mr. Nishikawa as of February 28, 2021:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,465	$293	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Nishikawa ($21 (in millions) assets managed).

As of February 28, 2021, the dollar range of shares of Fidelity® Total Emerging Markets Fund beneficially owned by Mr. Nishikawa was none.

EMEB-21-011.881199.122	April 9, 2021

Supplement to the
Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Nordic Fund and Fidelity® Pacific Basin Fund
December 30, 2020
STATEMENT OF  ADDITIONAL INFORMATION

Peifang Sun serves as a co-manager of Fidelity® China Region Fund.

It is expected that Mr. Lieu will transition off of Fidelity® China Region Fund effective on or about July 1, 2021. At that time, Ms. Sun will assume co-manager responsibilities for Mr. Lieu’s portion of the fund’s assets.

Stephen Lieu serves as a co-manager of Fidelity® Pacific Basin Fund.

It is expected that Mr. MacDonald will retire effective on or about December 31, 2021. At that time, Mr. Lieu will assume co-manager responsibilities for Mr. MacDonald’s portion of Fidelity® Pacific Basin Fund's assets.

The following information supplements information found in the “Management Contracts” section.

Peifang Sun is a research analyst and co-manager of Fidelity® China Region Fund and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. Stephen Lieu is a research analyst and co-manager of Fidelity® Pacific Basin Fund and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of February 28, 2021, the portfolio manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based ccoompensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's bonus relates to the portfolio manager’s performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, (ii) the investment performance of other FMR equity funds and accounts, and (iii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of Ms. Sun’s bonus that is linked to the investment performance of Fidelity® China Region Fund is based on the fund’s pre-tax investment performance measured against the MSCI Golden Dragon Index (net MA tax). The portion of Mr. Lieu’s bonus that is linked to the investment performance of Fidelity® Pacific Basin Fund is based on the fund’s pre-tax investment performance measured against the MSCI AC (All Country) Pacific Index (net MA tax). Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay and bonus opportunity tend to increase with the portfolio manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that a portfolio manager’s responsibilities as a portfolio manager of a fund may not be entirely consistent with the portfolio manager’s responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Ms. Sun as of February 28, 2021:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,577	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® China Region Fund ($2,577 (in millions) assets managed).

As of February 28, 2021, the dollar range of shares of Fidelity® China Region Fund beneficially owned by Ms. Sun was none.

The following table provides information relating to other accounts managed by Mr. Lieu as of February 28, 2021:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,907	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,330	none	none

* Includes Fidelity® Pacific Basin Fund ($1,330 (in millions) assets managed).

As of February 28, 2021, the dollar range of shares of Fidelity® Pacific Basin Fund beneficially owned by Mr. Lieu was none.

TIFB-21-011.467593.162	April 9, 2021